Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to Class A shareholders and Series A preferred stockholders	$ (2,680)	$ (2,690)	$ (7,284)	$ (4,055)	$ (6,236)	$ (2,194)
Less: net loss allocated to participating securities	363	0	363	0	0	0
Less: net loss allocated to participating securities	363	0	363	0	0	0
Net loss allocated to Class A shareholders	(3,043)	(2,690)	(7,647)	(4,055)	(6,236)	(2,194)
Net loss allocated to Class A shareholders	$ (3,043)	$ (2,690)	$ (7,647)	$ (4,055)	$ (6,236)	$ (2,194)
Weighted average common shares outstanding - basic (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Weighted average common shares outstanding - diluted (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Net (loss) income per common share, basic (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)
Net (loss) income per common share, diluted (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)